Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	October 31, 2023	October 31, 2022
Accounts receivable	$983,784	$3,955,311